Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 12 — LEASES

The Company entered into several lease agreements to lease machineries to facilitate its manufacturing. The original lease terms range from 13 months to three years. The lease granted the Company an option to purchase the underlying asset at the end of the lease term at a consideration of RMB0 or RMB100. The Company assessed the purchase price in relation to the value of the leased assets and accounted for the leases as finance leases.

Finance lease right-of-use assets and liability were as follows:

	June 30,	December 31,
	2024	2023
Finance lease right-of-use assets	$57,786	$681,845

Finance lease liabilities, current	$1,141	$45,300
Finance lease liabilities, non-current	-	-
Total	$1,141	$45,300

Weighted-average remaining lease term (years)	0.33	0.46
Weighted-average discount rate	6.12%	5.84%

During six months ended June 30, 2024 and 2023, right-of-use assets valued at $645,402 and $482,062 were transferred to property and equipment upon paid off of leases, respectively.

The Components of lease expenses were as follows:

	For the Six Months Ended June 30,
	2024	2023
Finance Lease Cost:
Amortization of right-of-use assets	$11,583	$22,793
Interest on lease liabilities	523	7,182
Total finance lease cost	$12,106	$29,975

The following table summarizes the maturity of our finance lease liabilities as of June 30, 2024:

30-Jun-25	$1,141
Thereafter	-
Total	$1,141